Condensed Consolidating Financial Information (Details 1) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 123,304	$ 96,350	$ 102,948	$ 89,742	$ 30,199
Accounts receivable, net	552,024	478,739		385,816
Inventories, net	592,679	501,435		423,077
Prepaid expenses and other current assets	29,350	23,480		26,933
Total current assets	1,297,357	1,100,004		925,568
Property, plant, and equipment, net	1,436,714	1,252,657		749,601
Goodwill, net	491,507	475,222		218,740
Other intangible assets, net	137,961	139,421		19,681
Investments in unconsolidated affiliates		5,937		5,164
Long-term intercompany receivables (payables)	0	0
Other noncurrent assets	61,515	48,695		13,632
Total assets	3,425,054	3,015,999	1,995,013	1,932,386
Current liabilities:
Accounts payable and accrued liabilities	315,672	304,739		208,541
Income taxes	7,429	4,604		14,419
Current portion of long-term debt and capitalized leases	192,556	181,175		464
Deferred revenue	54,598	60,847		87,412
Other current liabilities	6,541	2,810		4,387
Total current liabilities	576,796	554,175		315,223
Long-term debt and capitalized leases	884,750	731,732		164,074
Deferred income taxes	90,774	81,198		55,332
Other noncurrent liabilities	21,012	19,961		15,691
Total liabilities	1,573,332	1,387,066		550,320
Stockholders' equity	1,850,680	1,627,906		1,380,848
Noncontrolling interest	1,042	1,027		1,218
Total stockholders' equity	1,851,722	1,628,933		1,382,066
Total liabilities and stockholders' equity	3,425,054	3,015,999		1,932,386
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	12,301	1,170	396	148
Accounts receivable, net	322,722	303,771
Inventories, net	490,553	429,427
Prepaid expenses and other current assets	4,998	10,796
Total current assets	830,574	745,164
Property, plant, and equipment, net	419,410	394,335
Goodwill, net	172,257	171,135
Other intangible assets, net	32,180	34,894
Investments in unconsolidated affiliates		200,652
Long-term intercompany receivables (payables)	(366,722)	(50,475)
Other noncurrent assets	220,802	336
Total assets	1,308,501	1,496,041
Current liabilities:
Accounts payable and accrued liabilities	193,257	202,503
Income taxes	47,519	30,919
Current portion of long-term debt and capitalized leases	2,437	2,424
Deferred revenue	43,166	44,981
Other current liabilities	6,241	1,727
Total current liabilities	292,620	282,554
Long-term debt and capitalized leases	9,571	9,774
Deferred income taxes	48,699	48,642
Other noncurrent liabilities	10,321	10,141
Total liabilities	361,211	351,111
Stockholders' equity	947,290	1,144,930
Noncontrolling interest	0	0
Total stockholders' equity	947,290	1,144,930
Total liabilities and stockholders' equity	1,308,501	1,496,041
Other Subsidiaries (Non - Guarantors) [Member]
Current assets:
Cash and cash equivalents	78,842	95,360	100,744	82,446
Accounts receivable, net	227,734	174,116
Inventories, net	102,126	72,008
Prepaid expenses and other current assets	21,047	6,441
Total current assets	429,749	347,925
Property, plant, and equipment, net	1,015,594	856,422
Goodwill, net	319,250	304,087
Other intangible assets, net	105,781	104,527
Investments in unconsolidated affiliates		569
Long-term intercompany receivables (payables)	(397,408)	(524,050)
Other noncurrent assets	11,318	8,860
Total assets	1,484,284	1,098,340
Current liabilities:
Accounts payable and accrued liabilities	104,182	73,585
Income taxes	3,284	5,048
Current portion of long-term debt and capitalized leases	8,183	5,629
Deferred revenue	11,432	15,866
Other current liabilities	300	1,083
Total current liabilities	127,381	101,211
Long-term debt and capitalized leases	95,174	185,211
Deferred income taxes	50,936	43,372
Other noncurrent liabilities	652	837
Total liabilities	274,143	330,631
Stockholders' equity	1,209,288	766,848
Noncontrolling interest	853	861
Total stockholders' equity	1,210,141	767,709
Total liabilities and stockholders' equity	1,484,284	1,098,340
Oil States International, Inc. (Parent/Guarantor) [Member]
Current assets:
Cash and cash equivalents	32,161	(180)	1,808	7,148
Accounts receivable, net	1,568	852
Inventories, net	0	0
Prepaid expenses and other current assets	3,305	6,243
Total current assets	37,034	6,915
Property, plant, and equipment, net	1,737	1,930
Goodwill, net	0	0
Other intangible assets, net	0	0
Investments in unconsolidated affiliates		1,723,711
Long-term intercompany receivables (payables)	757,166	567,560
Other noncurrent assets	1,993,171	33,562
Total assets	2,789,108	2,333,678
Current liabilities:
Accounts payable and accrued liabilities	18,234	28,650
Income taxes	(43,374)	(31,363)
Current portion of long-term debt and capitalized leases	181,936	173,122
Deferred revenue	0	0
Other current liabilities	0	0
Total current liabilities	156,796	170,409
Long-term debt and capitalized leases	780,005	536,747
Deferred income taxes	(8,861)	(10,816)
Other noncurrent liabilities	10,488	9,432
Total liabilities	938,428	705,772
Stockholders' equity	1,850,680	1,627,906
Noncontrolling interest	0	0
Total stockholders' equity	1,850,680	1,627,906
Total liabilities and stockholders' equity	2,789,108	2,333,678
Consolidating Adjustment [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories, net	0	0
Prepaid expenses and other current assets	0	0
Total current assets	0	0
Property, plant, and equipment, net	(27)	(30)
Goodwill, net	0	0
Other intangible assets, net	0	0
Investments in unconsolidated affiliates		(1,918,995)
Long-term intercompany receivables (payables)	6,964	6,965
Other noncurrent assets	(2,163,776)	0
Total assets	(2,156,839)	(1,912,060)
Current liabilities:
Accounts payable and accrued liabilities	(1)	1
Income taxes	0	0
Current portion of long-term debt and capitalized leases	0	0
Deferred revenue	0	0
Other current liabilities	0	0
Total current liabilities	(1)	1
Long-term debt and capitalized leases	0	0
Deferred income taxes	0	0
Other noncurrent liabilities	(449)	(449)
Total liabilities	(450)	(448)
Stockholders' equity	(2,156,578)	(1,911,778)
Noncontrolling interest	189	166
Total stockholders' equity	(2,156,389)	(1,911,612)
Total liabilities and stockholders' equity	$ (2,156,839)	$ (1,912,060)